Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries, wages and related employee benefits	$ 31,085	$ 33,929
Accrued trade payables	3,583	4,143
Accrued indirect taxes	4,639	4,398
Accrued sales discounts	3,366	3,899
Insurance accruals	4,126	2,781
Income taxes payable	2,261	2,633
Total accrued expenses and other current liabilities	$ 61,804	67,676
Predecessor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries, wages and related employee benefits			$ 31,698
Accrued trade payables			9,584
Accrued indirect taxes			4,320
Accrued sales discounts			4,338
Insurance accruals			2,965
Income taxes payable			5,430
Total accrued expenses and other current liabilities			65,775
Accounts Payable and Accrued Liabilities [Member] | Successor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Other accrued expenses		$ 15,893
Accounts Payable and Accrued Liabilities [Member] | Predecessor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Other accrued expenses			$ 7,440